Condensed Consolidating Financial Information	6 Months Ended
Jun. 30, 2011
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

NOTE 14—CONDENSED CONSOLIDATING FINANCIAL INFORMATION

The accompanying condensed consolidating financial information has been prepared and presented pursuant to SEC Regulation S-X, Rule 3-10, "Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered." The Company's 8.25% Senior Notes issued on June 1, 2011, are guaranteed on an unsecured, joint and severally liable basis by substantially all of the Company's domestic 100% owned subsidiaries. The equity method has been used with respect to the parent company's (Kindred) investment in subsidiaries. The following unaudited condensed, consolidating financial data present the composition of the parent company, the guarantor subsidiaries and the non-guarantor subsidiaries as of June 30, 2011 and December 31, 2010 for the balance sheet, and the six months ended June 30, 2011 and June 30, 2010 for the statement of operations and for the statement of cash flows.

Condensed Consolidating Statement of Operations

	Six months ended June 30, 2011
(In thousands)	Parent company	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Revenues	$—	$2,455,196	$72,178	$(42,361)	$2,485,013

Salaries, wages and benefits	271	1,430,317	13,240	—	1,443,828
Supplies	—	183,867	2,873	—	186,740
Rent	3	184,623	2,504	—	187,130
Other operating expenses	47	538,770	50,045	(42,361)	546,501
Other income	—	(5,665)	—	—	(5,665)
Depreciation and amortization	—	69,032	1,388	—	70,420
Management fees	—	(1,158)	1,158	—	—
Intercompany interest (income) expense from affiliates	(34,938)	33,608	1,330	—	—
Interest expense	28,774	21	90	—	28,885
Investment (income) loss	—	(1,591)	839	—	(752)
Equity in net income of consolidating affiliates	(12,943)	—	—	12,943	—

	(18,786)	2,431,824	73,467	(29,418)	2,457,087

Income (loss) from continuing operations before income taxes	18,786	23,372	(1,289)	(12,943)	27,926
Provision for income taxes	2,221	9,815	154	—	12,190

Income (loss) from continuing operations	16,565	13,557	(1,443)	(12,943)	15,736
Income from discontinued operations, net of income taxes	—	408	—	—	408

Net income (loss)	16,565	13,965	(1,443)	(12,943)	16,144
Loss attributable to noncontrolling interests	—	—	421	—	421

Income (loss) attributable to Kindred	$16,565	$13,965	$(1,022)	$(12,943)	$16,565

	Six months ended June 30, 2010
(In thousands)	Parent company	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Revenues	$—	$2,170,128	$38,650	$(37,577)	$2,171,201

Salaries, wages and benefits	172	1,239,208	—	—	1,239,380
Supplies	—	171,341	—	—	171,341
Rent	3	177,297	—	—	177,300
Other operating expenses	41	471,578	38,849	(37,577)	472,891
Other income	—	(5,941)	—	—	(5,941)
Depreciation and amortization	—	60,973	—	—	60,973
Management fees	136	(136)	—	—	—
Intercompany interest (income) expense from affiliates	(15,777)	15,777	—	—	—
Interest expense	2,542	63	—	—	2,605
Investment income	—	(45)	(455)	—	(500)
Equity in net income of consolidating affiliates	(23,218)	—	—	23,218	—

	(36,101)	2,130,115	38,394	(14,359)	2,118,049

Income from continuing operations before income taxes	36,101	40,013	256	(23,218)	53,152
Provision for income taxes	4,960	16,775	126	—	21,861

Income from continuing operations	31,141	23,238	130	(23,218)	31,291
Discontinued operations, net of income taxes:
Loss from operations	—	(67)	—	—	(67)
Loss on divestiture of operations	—	(83)	—	—	(83)

Loss from discontinued operations	—	(150)	—	—	(150)

Net income	$31,141	$23,088	$130	$(23,218)	$31,141

Condensed Consolidating Balance Sheet

	As of June 30, 2011
(In thousands)	Parent company	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$35,196	$17,203	$—	$52,399
Cash–restricted	—	5,457	—	—	5,457
Insurance subsidiary investments	—	—	61,519	—	61,519
Accounts receivable, net	—	826,491	118,251	—	944,742
Inventories	—	27,866	2,896	—	30,762
Deferred tax assets	—	29,705	—	—	29,705
Income taxes	—	15,770	—	—	15,770
Other	—	29,570	5,696	—	35,266

	—	970,055	205,565	—	1,175,620

Property and equipment, net	—	977,939	54,049	—	1,031,988
Goodwill	—	801,198	296,799	—	1,097,997
Intangible assets, net	—	473,320	26,600	—	499,920
Assets held for sale	—	7,073	—	—	7,073
Insurance subsidiary investments	—	—	110,633	—	110,633
Investment in subsidiaries	339,283	—	—	(339,283)	—
Other	54,866	26,187	52,312	—	133,365

	$394,149	$3,255,772	$745,958	$(339,283)	$4,056,596

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$102	$200,375	$16,557	$—	$217,034
Salaries, wages and other compensation	36	347,802	53,176	—	401,014
Due to third party payors	—	40,293	—	—	40,293
Professional liability risks	—	(24,015)	64,598	—	40,583
Other accrued liabilities	—	108,897	10,373	—	119,270
Long-term debt due within one year	7,000	95	3,340	—	10,435

	7,138	673,447	148,044	—	828,629
Long-term debt	1,426,083	509	6,665	—	1,433,257
Intercompany	(2,394,384)	2,047,655	346,729	—	—
Professional liability risks	—	118,443	109,543	—	227,986
Deferred tax liabilities	—	42,852	(6,182)	—	36,670
Deferred credits and other liabilities	—	80,545	46,759	—	127,304
Noncontrolling interests-redeemable	—	—	23,841	—	23,841
Commitments and contingencies
Equity:
Stockholders' equity	1,355,312	292,321	46,962	(339,283)	1,355,312
Noncontrolling interests-nonredeemable	—	—	23,597	—	23,597

	1,355,312	292,321	70,559	(339,283)	1,378,909

	$394,149	$3,255,772	$745,958	$(339,283)	$4,056,596

	As of December 31, 2010
(In thousands)	Parent company	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$17,168	$—	$—	$17,168
Cash–restricted	—	5,494	—	—	5,494
Insurance subsidiary investments	—	—	76,753	—	76,753
Accounts receivable, net	—	631,612	265	—	631,877
Inventories	—	24,327	—	—	24,327
Deferred tax assets	—	13,439	—	—	13,439
Income taxes	—	42,118	—	—	42,118
Other	—	24,850	12	—	24,862

	—	759,008	77,030	—	836,038

Property and equipment, net	—	896,547	—	—	896,547
Goodwill	—	242,420	—	—	242,420
Intangible assets, net	—	92,883	—	—	92,883
Assets held for sale	—	7,167	—	—	7,167
Insurance subsidiary investments	—	—	101,210	—	101,210
Deferred tax assets	—	82,536	6,280	—	88,816
Investment in subsidiaries	329,657	—	—	(329,657)	—
Other	4,948	14,166	53,220	—	72,334

	$334,605	$2,094,727	$237,740	$(329,657)	$2,337,415

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$81	$172,296	$2,118	$—	$174,495
Salaries, wages and other compensation	44	268,481	22,591	—	291,116
Due to third party payors	—	27,115	—	—	27,115
Professional liability risks	—	2,385	39,170	—	41,555
Other accrued liabilities	—	87,012	—	—	87,012
Long-term debt due within one year	—	91	—	—	91

	125	557,380	63,879	—	621,384
Long-term debt	365,000	556	—	—	365,556
Intercompany	(1,062,279)	1,071,029	(8,750)	—	—
Professional liability risks	—	106,769	100,900	—	207,669
Deferred credits and other liabilities	—	64,712	46,335	—	111,047
Commitments and contingencies
Stockholders' equity	1,031,759	294,281	35,376	(329,657)	1,031,759

	$334,605	$2,094,727	$237,740	$(329,657)	$2,337,415

Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2011
(In thousands)	Parent company	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Net cash provided by (used in) operating activities	$(39,330)	$85,090	$9,028	$(3,500)	$51,288

Cash flows from investing activities:
Routine capital expenditures	—	(58,594)	(74)	—	(58,668)
Development capital expenditures	—	(25,418)	—	—	(25,418)
Acquisitions, net of cash acquired	—	(690,151)	30,172	—	(659,979)
Sale of assets	—	1,714	—	—	1,714
Purchase of insurance subsidiary investments	—	—	(17,037)	—	(17,037)
Sale of insurance subsidiary investments	—	—	27,189	—	27,189
Net change in insurance subsidiary cash and cash equivalents	—	—	(4,044)	—	(4,044)
Change in other investments	—	1,000	—	—	1,000
Other	—	(29)	—	—	(29)

Net cash provided by (used in) investing activities	—	(771,478)	36,206	—	(735,272)

Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,100,100	—	—	—	1,100,100
Repayment of borrowings under revolving credit	(1,275,100)	—	—	—	(1,275,100)
Proceeds from issuance of senior unsecured notes	550,000	—	—	—	550,000
Proceeds from issuance of term loan, net of discount	693,000	—	—	—	693,000
Repayment of other long-term debt	—	(345,417)	(271)	—	(345,688)
Payment of deferred financing costs	(6,860)	—	—	—	(6,860)
Issuance of common stock	3,019	—	—	—	3,019
Change in intercompany accounts	(1,025,573)	1,049,833	(24,260)	—	—
Insurance subsidiary distribution	—	—	(3,500)	3,500	—
Other	744	—	—	—	744

Net cash provided by (used in) financing activities	39,330	704,416	(28,031)	3,500	719,215

Change in cash and cash equivalents	—	18,028	17,203	—	35,231
Cash and cash equivalents at beginning of period	—	17,168	—	—	17,168

Cash and cash equivalents at end of period	$—	$35,196	$17,203	$—	$52,399

	Six months ended June 30, 2010
(In thousands)	Parent company	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Net cash provided by operating activities	$28,218	$73,805	$2,723	$(21,800)	$82,946

Cash flows from investing activities:
Routine capital expenditures	—	(40,485)	—	—	(40,485)
Development capital expenditures	—	(19,855)	—	—	(19,855)
Acquisitions	—	(49,490)	—	—	(49,490)
Sale of assets	—	—	—	—	—
Purchase of insurance subsidiary investments	—	—	(24,118)	—	(24,118)
Sale of insurance subsidiary investments	—	—	61,833	—	61,833
Net change in insurance subsidiary cash and cash equivalents	—	—	(7,501)	—	(7,501)
Change in other investments	—	2	—	—	2
Other	—	581	—	—	581

Net cash provided by (used in) investing activities	—	(109,247)	30,214	—	(79,033)

Cash flows from financing activities:
Proceeds from borrowings under revolving credit	652,000	—	—	—	652,000
Repayment of borrowings under revolving credit	(659,600)	—	—	—	(659,600)
Repayment of long-term debt	—	(42)	—	—	(42)
Payment of deferred financing costs	(53)	—	—	—	(53)
Issuance of common stock	35	—	—	—	35
Change in intercompany accounts	(20,600)	31,737	(11,137)	—	—
Insurance subsidiary distribution	—	—	(21,800)	21,800	—
Other	—	346	—	—	346

Net cash provided by (used in) financing activities	(28,218)	32,041	(32,937)	21,800	(7,314)

Change in cash and cash equivalents	—	(3,401)	—	—	(3,401)
Cash and cash equivalents at beginning of period	—	16,303	—	—	16,303

Cash and cash equivalents at end of period	$—	$12,902	$—	$—	$12,902